Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 288,606	$ 259,952
Cash and cash equivalents	$ 95,111	$ 131,539	$ 143,711